Investment in Affiliates	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INVESTMENT IN AFFILIATES [Text Block]
NOTE 9: INVESTMENT IN AFFILIATES

Navios Maritime Partners L.P.

On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the "General Partner"), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and  received a 2% general partner interest.

On June 9, 2009, Navios Holdings relieved Navios Partners from its obligation to purchase the Capesize vessel Navios Bonavis for $130,000 and, with the delivery of the Navios Bonavis to Navios Holdings, Navios Partners was granted a 12-month option to purchase the vessel for $125,000. In return, Navios Partners issued to Navios Holdings 1,000,000 subordinated Series A units. The 1,000,000 subordinated Series A units are included in "Investments in affiliates". The Company calculated the fair value of the 1,000,000 subordinated Series A units by adjusting the publicly-quoted price for Navios Partners' common units on the transaction date to reflect the differences between the common and subordinated Series A units of Navios Partners. Principal among these differences is the fact that the subordinated Series A units are not entitled to dividends prior to their automatic conversion to common units on the third anniversary of their issuance. Accordingly, the present value of the expected dividends during that three-year period (discounted at a rate that reflects Navios Partners' estimated weighted average cost of capital) was deducted from the publicly-quoted price for Navios Partners' common units in arriving at the estimated fair value of the subordinated Series A units of $6.08/unit or $6,082 for the 1,000,000 units received, which was recognized in Navios Holdings results as a non-cash compensation income. In addition, Navios Holdings was released from the omnibus agreement restrictions for two years in connection with acquiring vessels from third parties (but not from the requirement to offer to sell to Navios Partners qualifying vessels in Navios Holdings' existing fleet). The subordinated series A units are accounted for at cost.

Navios Partners is engaged in the seaborne transportation services of a wide range of drybulk commodities including iron ore, coal, grain and fertilizer, and chartering its vessels under medium to long-term charters. The operations of Navios Partners are managed by Navios Shipmanagement Inc. (the "Manager"), from its offices in Piraeus, Greece.

As of December 31, 2011 and 2010, the carrying amount of the investment in Navios Partners (subordinated units and general partner units) accounted for under the equity method was $11,605 and $12,218, respectively. A total of 5,601,920 newly issued common units from the sale of several vessels to Navios Partners are accounted for under investment in available for sale securities. As of December 31, 2011 and 2010, the carrying amount of the investment in available-for-sale common units was $82,572 and $99,078, respectively.

On January 1, 2012, in accordance with the terms of the partnership agreement, all of the outstanding subordinated units converted into 7,621,843 shares of common units.

Dividends received during the year ended December 31, 2011 and 2010 were $25,640 and $21,231, respectively.

Acropolis Chartering and Shipping Inc.

Navios Holdings has a 50% interest in Acropolis Chartering & Shipping, Inc. ("Acropolis"), a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of the stock, the two shareholders have agreed that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. As of December 31, 2011 and 2010, the carrying amount of the investment was $210 and $385, respectively. Dividends received for each of the years ended December 31, 2011 and 2010, were $602 and $966, respectively.

Navios Maritime Acquisition Corporation

On July 1, 2008, the Company completed the IPO of units in its noncontrolled subsidiary, Navios Acquisition. In the offering, Navios Acquisition sold 25,300,000 units for an aggregate purchase price of $253,000. Navios Acquisition at the time was not a controlled subsidiary of the Company but was accounted for under the equity method due to the Company's significant influence over Navios Acquisition.

On May 28, 2010, Navios Holdings' ownership of Navios Acquisition increased to 57.3%. At that point, Navios Holdings obtained control over Navios Acquisition and, consequently, concluded that a business combination had occurred and consolidated the results of Navios Acquisition from that date onwards (see Note 1, 3) until March 30, 2011.

From March 30, 2011, Navios Acquisition has been considered as an affiliate entity of Navios Holdings and not as a controlled subsidiary of the Company, and the investment in Navios Acquisition has been accounted for under the equity method due to the Company's significant influence over Navios Acquisition. Navios Acquisition has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition since the preferred stock is considered to be in substance common stock for accounting purposes. On November 4, 2011, following the return of 217,159 shares to Navios Acquisition and the subsequent cancellation of such shares, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition increased to 45.24% and its economic interest in Navios Acquisition increased to 53.96%. See Note 3 for a discussion of changes to Navios Holdings' voting power and economic interest in Navios Acquisition.

As of December 31, 2011, the carrying amount of the investment in Navios Acquisition accounted for under the equity method was $99,168.

Dividends received for each of the years ended December 31, 2011 and 2010, were $5,202 and $0, respectively.

Summarized financial information of the affiliated companies is presented below:

	December 31, 2011			December 31, 2010
	Navios	Navios		Navios	Navios
Balance Sheet	Partners	Acquisition	Acropolis	Partners	Acquisition	Acropolis
Current assets	$63,558	$78,907	$706	$55,612	$—	$1,018
Non-current assets	846,366	1,116,562	26	785,273	—	30
Current liabilities	56,705	77,729	231	45,425	—	228
Non-current liabilities	293,580	878,891	—	303,957	—	—

	Year December 31, 2011			Year December 31, 2010			Year December 31, 2009
	Navios	Navios		Navios	Navios		Navios	Navios
Income Statement	Partners	Acquisition	Acropolis	Partners	Acquisition	Acropolis	Partners	Acquisition	Acropolis
Revenue	$186,935	$121,925	$2,686	$143,231	$—	$2,934	92,643	—	3,260
Net Income/(loss)	65,335	(3,378)	1,401	60,511	—	1,720	34,322	(648)	2,329